Loans Receivable, Net - Schedule of Loans Receivable, Net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Loans receivable, current portion
Loans receivable, current portion	¥ 85,463,467	$ 11,708,447	¥ 129,521,094
Less: allowances of credit losses	(334,953,915)	(45,888,498)	(277,097,025)
Loans receivable, non-current portion
Loans receivable, non-current portion	15,372,238	2,105,988	70,690,305
Less: allowances of credit losses	(7,399,116)	(1,013,675)	(39,793,823)
Franchisees
Loans receivable, current portion
Loans receivable, current portion	381,417,382	52,253,967	374,022,230
Loans receivable, non-current portion
Loans receivable, non-current portion	22,771,354	3,119,663	90,484,128
Third Parties
Loans receivable, current portion
Loans receivable, current portion	39,000,000	5,342,978	32,595,889
Loans receivable, non-current portion
Loans receivable, non-current portion			¥ 20,000,000